Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Total at Balance Sheet Date	Dec. 31, 2012 Total at Balance Sheet Date	Dec. 31, 2011 Total at Balance Sheet Date	Mar. 31, 2013 Total at Balance Sheet Date Forward exchange contracts	Dec. 31, 2012 Total at Balance Sheet Date Forward exchange contracts	Dec. 31, 2011 Total at Balance Sheet Date Forward exchange contracts	Mar. 31, 2013 Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Significant Other Observable Inputs (Level 2)	Mar. 31, 2013 Significant Other Observable Inputs (Level 2) Forward exchange contracts	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Forward exchange contracts	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Forward exchange contracts
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total				$ 2,148	$ 3,802	$ (3,502)	$ 2,148	$ 3,802	$ (3,502)	$ 2,148	$ 3,802	$ (3,502)	$ 2,148	$ 3,802	$ (3,502)
Fair value of long term debt				239,430	210
Market Lease Reserve
Amortization of market lease reserve, including imputed interest	$ 748	$ 3,298	$ 4,412